Income Taxes (Details) - Schedule of Provision (Benefit) for Income Taxes ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Schedule of Provision (Benefit) for Income Taxes [Abstract]
Current tax expense	[1]	₨ 485	$ 6.4	₨ 242	₨ 120
Withholding tax on interest on Inter-Company debt related to green bonds		367	4.8	384	258
Total		1,316	17.3	296	489
Deferred Income Tax Charge [Member]
Schedule of Provision (Benefit) for Income Taxes [Abstract]
Deferred income tax (benefit)/expense		₨ 464	$ 6.1	₨ (330)	₨ 111

[1]	Current tax on profit before tax. Current tax includes INR 42 million (US$0.6 million) for tax adjustment relating to earlier years